Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Statutory income tax rate	(37.70%)	(37.80%)	(40.40%)
Undistributed earnings of foreign subsidiaries	¥ 13,049	¥ 9,697
Deferred tax liability, undistributed earnings	1,922	1,426
Deferred tax assets	10,247	7,639
Deferred tax liabilities	868	1,392
Net operating loss carry forwards	145,173
Net operating loss carryforwards utilized	2,712	14,728	25
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	1,352
Period in which changes to unrecognized tax benefits is not expected, months	12
Japan
Income Tax Contingency [Line Items]
Open tax years	2007
Taiwan
Income Tax Contingency [Line Items]
Open tax years	2012
United States
Income Tax Contingency [Line Items]
Open tax years	2009
First Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	37.80%
Second Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	35.40%
SINGAPORE
Income Tax Contingency [Line Items]
Statutory income tax rate	17.00%	17.00%
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards	124,252
Japanese Plans | Minimum
Income Tax Contingency [Line Items]
Expiration of Operating loss	Mar. 31, 2015
Japanese Plans | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	Mar. 31, 2023
Net Operating Losses With No Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	17,912
Net Operating Losses With Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	¥ 3,009
Net Operating Losses With Expiration Dates | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	Mar. 31, 2032